Etho Climate Leadership U.S. ETF
Etho Climate Leadership U.S. ETF
Etho Climate Leadership U.S. ETF (ETHO)

a series of FactorShares Trust

February 12, 2016

Supplement to the

Prospectus, and Statement of Additional Information

dated October 28, 2015

Effective immediately, Factor Advisors, LLC, the investment adviser to the Etho Climate Leadership U.S. ETF (the “Fund”), has contractually agreed to waive 30 basis points (0.30%) of its management fees for the Fund at least through February 11, 2017. As a result, the Fund’s management fee has been reduced to 0.45% for the duration of such agreement. The agreement may only be terminated by, or with the consent of, the Fund’s Board of Trustees.

The “Fees and Expenses” and “Example” sections on page 1 of the Prospectus are replaced with the following:

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Etho Climate Leadership U.S. ETF Etho Climate Leadership U.S. ETF
Management Fee	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.75%
Less Fee Waiver	0.30%
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's investment adviser has agreed to waive 30 basis points (0.30%) of its management fees for the Fund at least through February 11, 2017. This agreement may only be terminated by, or with the consent of, the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example	1 Year	3 Years
Etho Climate Leadership U.S. ETF | Etho Climate Leadership U.S. ETF | USD ($)	46	210

Please retain this Supplement with your Prospectus, and Statement of Additional Information for future reference.